LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2014, OF

QS LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

Effective on or about May 1, 2015, the following supplements and replaces any information to the contrary in the Summary Prospectus and Prospectus:

Effective on or about May 1, 2015, QS Legg Mason Variable Lifestyle Allocation 50% will be renamed QS Legg Mason Variable Conservative Growth.

Effective on or about May 1, 2015, the sections of the Summary Prospectus and Prospectus titled “Principal investment strategies” are replaced with the following text:

The portfolio is a fund of funds — it invests in other mutual funds. The portfolio is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the portfolio’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate portfolio assets to any underlying funds in varying amounts in a manner consistent with the portfolio’s investment objective. The portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the portfolio similar to that of the portfolio’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the portfolio’s assets in underlying funds that have a limited performance history.